FINANCIAL INSTRUMENTS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instrument [Line Items]
Outstanding forward foreign exchange contracts maturities	12 months
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	$ 23,200,000	$ 98,600,000	$ 28,900,000
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	59,400,000	(5,600,000)	(30,300,000)
2.05% Interest Rate Swap [Member]
Financial Instrument [Line Items]
Debt Instrument, Face Amount	1,500,000,000
3.10% Interest Rate Swap [Member]
Financial Instrument [Line Items]
Debt Instrument, Face Amount	750,000,000
Designated As Cash Flow Hedge [Member] | Forward Foreign Exchange Contracts [Member]
Financial Instrument [Line Items]
Recognized net gains (losses) in accumulated other comprehensive (losses) gains	0	300,000	(200,000)
Reclassification of gains or losses into income (loss)	$ 0	800,000	700,000
SOFR [Member] | 2.05% Interest Rate Swap [Member]
Financial Instrument [Line Items]
Fixed rate	2.05%
SOFR [Member] | 3.10% Interest Rate Swap [Member]
Financial Instrument [Line Items]
Fixed rate	3.10%
Other Nonoperating Income (Expense) [Member] | Forward Foreign Exchange Contracts [Member]
Financial Instrument [Line Items]
Net (Loss) gains on foreign exchange contracts	$ 1,700,000	(400,000)	(8,000,000)
Other Nonoperating Income (Expense) [Member] | Not Designated As Cash Flow Hedge [Member] | Forward Foreign Exchange Contracts [Member]
Financial Instrument [Line Items]
Net Gain (Loss) on foreign exchange contracts	$ 4,500,000	$ (7,200,000)	$ 800,000